Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Cash and cash equivalents	$ 815,058	$ 326,730
Minimum [Member]
Intangible assets estimated useful lives	2 years	2 years
Maximum [Member]
Intangible assets estimated useful lives	20 years	20 years